Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Operating lease expense	$ 454,233	$ 384,728
Outstanding trade letters of credit	6,806,580	$ 5,664,249
Purchase commitment amount	$ 2,790,000